Loans and Allowance for Credit Losses - Average Recorded Investment and Interest Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Impaired loans
Recorded investment, with no related allowance recorded	$ 17,664
Unpaid principal balance, with no related allowance recorded	18,975
Average recorded investment with no related allowance recorded	16,231
Recorded investment, with an allowance recorded	2,697
Unpaid principal balance, with an allowance recorded	3,078
Specific reserves, with an allowance recorded	258
Average recorded investment with an allowance recorded	3,119
Total impaired loans	20,361
Total impaired loans, unpaid principal balance	22,053
Total average recorded investment	19,350
Real estate mortgage − residential
Impaired loans
Recorded investment, with no related allowance recorded	0
Unpaid principal balance, with no related allowance recorded	0
Average recorded investment with no related allowance recorded	1
Recorded investment, with an allowance recorded	1,863
Unpaid principal balance, with an allowance recorded	2,080
Specific reserves, with an allowance recorded	148
Average recorded investment with an allowance recorded	2,189
Real estate mortgage − commercial
Impaired loans
Recorded investment, with no related allowance recorded	17,664
Unpaid principal balance, with no related allowance recorded	18,975
Average recorded investment with no related allowance recorded	16,230
Recorded investment, with an allowance recorded	446
Unpaid principal balance, with an allowance recorded	535
Specific reserves, with an allowance recorded	62
Average recorded investment with an allowance recorded	428
Commercial, financial, and agricultural
Impaired loans
Recorded investment, with an allowance recorded	295
Unpaid principal balance, with an allowance recorded	330
Specific reserves, with an allowance recorded	36
Average recorded investment with an allowance recorded	319
Real estate construction − commercial
Impaired loans
Recorded investment, with an allowance recorded	87
Unpaid principal balance, with an allowance recorded	127
Specific reserves, with an allowance recorded	11
Average recorded investment with an allowance recorded	93
Installment and other consumer
Impaired loans
Recorded investment, with an allowance recorded	6
Unpaid principal balance, with an allowance recorded	6
Specific reserves, with an allowance recorded	1
Average recorded investment with an allowance recorded	$ 90